Litigation, regulatory and similar matters (Detail 2) - CHF (SFr) SFr in Millions		Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Disclosure Of Other Provisions [Line Items]
Balance		SFr 2,973	SFr 2,893	SFr 3,051
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance	[1],[2]	2,442	2,331	2,444
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance	[2]	567	546	555
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance	[2]	75	79	79
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance	[2]	0	1	1
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance	[2]	333	323	345
Litigation, regulatory and similar matters | CC - Services
Disclosure Of Other Provisions [Line Items]
Balance	[2]	216	216	240
Litigation, regulatory and similar matters | CC - Group ALM
Disclosure Of Other Provisions [Line Items]
Balance	[2]	0	0	0
Litigation, regulatory and similar matters | CC - Non-core and Legacy Portfolio
Disclosure Of Other Provisions [Line Items]
Balance	[2]	SFr 1,251	SFr 1,166	SFr 1,224

[1]	Comprises provisions for losses resulting from legal, liability and compliance risks.
[2]
Provisions, if any, for the matters described in this Note are recorded in Global Wealth Management (item 3 and item 4), the Investment Bank (item 7) and Corporate Center – Non-core and Legacy Portfolio (item 2). Provisions, if any, for the matters described in items 1 and 6 of this Note are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this Note in item 5 are allocated between the Investment Bank, Corporate Center – Services and Corporate Center – Non-core and Legacy Portfolio.